Long-term Debt Long-term Debt (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014	Nov. 04, 2013
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 1,250	$ 1,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Term			7 years
Conversion of Stock, Shares Converted			125
Debt Instrument, Convertible, Conversion Price			$ 10.00
Debt Instrument, Redemption Period, End Date			Nov. 13, 2016
Debt Instrument, Interest Rate in Event of Default			10.00%
Par Value Repurchase, Percentage, Change of Control			115.00%
Ownership Percentage by Arms Length Party, Common Shares			35.00%
Ownership Percentage, Common Shares			50.00%
Long-term debt	$ 1,277	$ 1,707
Debt Instrument, Unpaid Principal Balance	1,250
Fair Value, Option, Aggregate Differences, Long-term Debt Instruments	27
Fair Value, Option, Changes in Fair Value, Loss (Gain)	(430)	80	$ 377
Interest Expense, Debt	75
Debt Instrument, Periodic Payment, Interest	19
Related Party Principal Amounts of Debentures Owned	500
Debt Issuance Cost			42
Selling Marketing And Administration Expenses
Debt Instrument [Line Items]
Interest Expense, Debt	$ 75	$ 75	$ 21